REVENUE	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
REVENUE
30	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Over time:
Charter hire	210,079	81,212	94,924
Freight revenue	245,179	122,766	164,280
Vessel revenue	455,258	203,978	259,204

Management fees	581	1,526	5,019
Miscellaneous	-	-	2
Other	581	1,526	5,021

At a point in time:
Sale of ships	-	4,937	7,645
Sale of bunkers and other consumables	-	241	422
Ship sales	-	5,178	8,067

	455,839	210,682	272,292

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2021 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.